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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2000

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 Check here if Amendment [ ]; Amendment Number:
                                              --------------

  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

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 Institutional Investment Manager Filing this Report:
 Name:    Highfields Capital Management LP
 Address: 200 Clarendon Street
          51st Floor, Boston, MA 02117


 Form 13F File Number    28-3499
                      -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:

 Name:   Kenneth H. Colburn
 Title:  Chief Operating Officer
 Phone:  617-850-7500

 Signature, Place, and Date of Signing:

 /s/ Kenneth H. Colburn       Boston, Massachusetts February 14, 2001
 ------------------------

 Report Type (Check only one.):

 [X]  13F Holdings Report.

 [ ]  13F Notice.

 [ ]  13F Combination Report

 List of Other Managers Reporting for this Manager: None

 I am signing this report as required by the Securities Exchange Act of 1934.

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 Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      2

 Form 13F Information Table Entry Total:       60
                                         ------------------

 Form 13F Information Table Value Total: $1,918,715 (x 1000)
                                         -------------------

 List of Other Included Managers:
   01  Jonathon S. Jacobson (File Number 28-7618)
   02  Richard L. Grubman (File Number 28-7616)
       Mr. Grubman, Mr. Jacobson and Highfields
       Capital Management LP share investment
       discretion with respect to the reported
       securities.



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FORM 13F

Page 2 of 3   Name of Reporting Manager Highfields Capital Management  LP

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      Item 1:           Item 2:         Item 3:      Item 4:                Item 5:           Item 6:     Item 7:      Item 8:
                                                                    SHARES OR
                                                                    PRINCIPAL    SH/  PUT/  INVESTMENT   OTHER   -VOTING AUTHORITY
Name Of Issuer      Title Of Class   CUSIP Number  VALUE x$1000      AMOUNT      PRN  CALL  DESCRIPTION  MANAGERS  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                 COM       001957109      153,562       8,870,013    SHRS         OTHER        01/02           X
Alcoa Inc                    COM       013817101       13,628         406,810    SHRS         OTHER        01/02           X
American Axle
& Mfg Hldgs Inc              COM       024061103        4,522         569,700    SHRS         OTHER        01/02           X
Armstrong Hldgs Inc.         COM       042384107          156          75,400    SHRS         OTHER        01/02           X
Axcelis Technologies
Inc                          COM       054540109        6,078         684,879    SHRS         OTHER        01/02           X
Bally Total Fitness
Hldg Corp                    COM       05873K108       53,870       1,590,250    SHRS         OTHER        01/02           X
BCE Inc                      COM       05534B109       21,865         755,600    SHRS         OTHER        01/02           X
BMC Software Inc             COM       055921100       30,843       2,203,051    SHRS         OTHER        01/02           X
C-Cube
Microsystems Inc             COM       12501N108        2,463         200,000    SHRS         OTHER        01/02           X
Cisco Sys Inc                COM       17275R102       24,863         650,000    SHRS  PUT    OTHER        01/02           X
Citigroup Inc                COM       172967101        6,800         133,175    SHRS         OTHER        01/02           X
Citizens
Communications Co            COM       17453B101       11,973         912,200    SHRS         OTHER        01/02           X
City Investing Co
Liq Tr                  UNIT BEN INT   177900107          770         586,900    SHRS         OTHER        01/02           X
CVS Corp                     COM       126650100       48,561         810,200    SHRS         OTHER        01/02           X
El Paso Elec Co              COM       283677854       75,948       5,753,600    SHRS         OTHER        01/02           X
Elan PLC                WT EXP 123101  284131703       17,542         300,500    SHRS         OTHER        01/02           X
EMC Corp Mass                COM       268648102        6,432          96,718    SHRS         OTHER        01/02           X
Fedex Corp                   COM       31428X106       27,069         677,400    SHRS         OTHER        01/02           X
Florida East
Coast Inds                  CL A       340632108        5,528         154,100    SHRS         OTHER        01/02           X
Florida East
Coast Inds                  CL B       340632207        9,308         272,249    SHRS         OTHER        01/02           X
General Mtrs Corp           CL H       370442832        6,528         283,818    SHRS         OTHER        01/02           X
Gentiva Health
Services Inc                 COM       37247A102       23,478       1,755,373    SHRS         OTHER        01/02           X
Georgia Pac Corp       COM-TIMBER GRP  373298702       60,004       2,004,300    SHRS         OTHER        01/02           X
Globalstar
Telecommunications Ltd       COM       G393OH104           50          55,000    SHRS         OTHER        01/02           X
Golden St Bancorp Inc   WT EXP 000000  381197136        3,400       2,863,100    SHRS         OTHER        01/02           X
Honeywell Intl Inc           COM       438516106        3,927          83,000    SHRS         OTHER        01/02           X
Hudson City Bancorp          COM       443683107        7,746         382,500    SHRS         OTHER        01/02           X
IGEN Inc                     COM       449536101        1,687         137,010    SHRS         OTHER        01/02           X
Intel Corp                   COM       458140100        6,169         205,208    SHRS         OTHER        01/02           X
Ivex Packaging Corp          COM       465855104       10,863         993,200    SHRS         OTHER        01/02           X
Owens Corning                COM       69073F103          102         126,000    SHRS         OTHER        01/02           X
Penney JC Inc                COM       708160106       16,294       1,498,300    SHRS         OTHER        01/02           X
Jackpot
Enterprises Inc              COM       466392107        4,215         842,900    SHRS         OTHER        01/02           X
K Mart Corp                  COM       482584109       10,625       2,000,000    SHRS         OTHER        01/02           X
Lakes Gaming Inc             COM       51206P109        4,927         525,549    SHRS         OTHER        01/02           X
Laser Mtg Mgmt Inc           COM       51806D100       11,261       3,275,900    SHRS         OTHER        01/02           X
Mack Cali Rlty Corp          COM       554489104        8,923         312,402    SHRS         OTHER        01/02           X
Methode Electrs Inc         CL A       591520200          229          10,000    SHRS  CALL   OTHER        01/02           X
Microsoft Corp               COM       594918104        4,338         100,000    SHRS         OTHER        01/02           X
Microsoft Corp               COM       594918104       10,844         250,000    SHRS  PUT    OTHER        01/02           X
Mony Group Inc               COM       615337102       48,933         989,800    SHRS         OTHER        01/02           X
National Australia
Bk Ltd                 CAP UTS EXCHBL  632525309        7,156         250,000    SHRS         OTHER        01/02           X
Newhall Land &
Farming Co CAL         DEPOSITARY REC  651426108       58,918       2,534,100    SHRS         OTHER        01/02           X
Pactiv Corp                  COM       695257105      184,011      14,869,600    SHRS         OTHER        01/02           X
Park Pl Entmt Corp           COM       700690100      157,297      13,176,720    SHRS         OTHER        01/02           X
PG&E Corp                    COM       69331C108       10,000         500,000    SHRS  PUT    OTHER        01/02           X
Readers Digest
Assn Inc                CL A NON VTG   755267101      216,897       5,543,700    SHRS         OTHER        01/02           X
Readers Digest
Assn Inc                    CL B       755267200       14,980         428,000    SHRS         OTHER        01/02           X
Ross Stores Inc              COM       778296103       48,300       2,862,200    SHRS         OTHER        01/02           X
Shaw Communications
Inc                       CL B CONV    82028K200       51,640       2,245,200    SHRS         OTHER        01/02           X
Silicon Graphics Inc         COM       827056102       20,634       5,158,400    SHRS         OTHER        01/02           X
St Joe Co                    COM       790148100       23,551       1,070,500    SHRS         OTHER        01/02           X
Station Casinos Inc          COM       857689103       29,887       2,000,800    SHRS         OTHER        01/02           X
Synopsys Inc                 COM       871607107       83,550       1,761,269    SHRS         OTHER        01/02           X
Stryker Corp                 COM       863667101        2,530          50,000    SHRS  PUT    OTHER        01/02           X
Telefonica S A          SPONSORED ADR  879382208        3,326          66,522    SHRS         OTHER        01/02           X
Toys R Us Inc                COM       892335100       61,273       3,671,800    SHRS         OTHER        01/02           X
Veritas Software Co          COM       923436109        8,830         100,912    SHRS         OTHER        01/02           X
VoiceStream
Wireless Corp                COM       928615103       20,608         204,800    SHRS         OTHER        01/02           X
Waddell&Reed Finl Inc       CL B       930059209      149,003       3,973,413    SHRS         OTHER        01/02           X


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